November 4, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-0505

Re:	Arden Sage Multi-Strategy Fund, L.L.C.
Registration Statement on Form N-2
(File Nos. 333- and 811-21778)

Ladies and Gentlemen:

On behalf of Arden Sage Multi-Strategy Fund, L.L.C. (the "Fund"), we are transmitting for filing with the Securities and Exchange Commission (the "Commission"), pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to the 1940 Act and the Securities Act of 1933, as amended (the "1933 Act"), the Fund's Registration Statement on Form N-2 (the "Registration Statement").  This Registration Statement is being filed to comply with the requirements of Rule 415(a)(5) under the 1933 Act.

The Registration Statement does not include certain exhibits that are required by Form N-2 to be contained in the Registration Statement.  These materials will be included in a pre-effective amendment to the Registration Statement that the Fund intends to file in the near future.  The applicable filing fee covering the units of limited liability company interests of the Fund being registered under the 1933 Act has been separately transmitted to the Commission.

In addition, we respectfully request a limited review of the Fund's prospectus and statement of additional information contained in the Registration Statement.  A limited review is warranted because, apart from disclosure regarding the Fund's new investment adviser, the prospectus contained in the Registration Statement is substantially similar to the Fund's prospectus contained in Post-Effective Amendment No. 14 to its Registration Statement, which was recently declared effective by the Commission on July 20, 2011 (File No. 333-154909).

Securities and Exchange Commission
November 4, 2011

Accordingly, we hope that the staff of the Commission will be able to review the Registration Statement on an expedited basis so as to allow effectiveness of the Registration Statement on or about November 30, 2011.

Please call me at 212-756-2131 with any comments on the Registration Statement or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours, /s/ George M. Silfen George M. Silfen